TURNOVER TAX	12 Months Ended
Dec. 31, 2025
TURNOVER TAX
TURNOVER TAX

27.TURNOVER TAX

As of January 2020, January 2023 and January 2024, the fiscal authorities of the City of Buenos Aires (C.A.B.A.), the Province of Mendoza and the Province of Buenos Aires (PBA), respectively, began to tax with the Turnover Tax (“IIBB”) to the results from securities and instruments issued by the B.C.R.A. (hereinafter Leliqs/Notaliqs and Repo transactions, without distinction).

The B.C.R.A. initiated declaratory actions of certainty against the tax authorities of the City of Buenos Aires and the Province of Mendoza regarding the unconstitutionality of the measures implemented, as they directly and significantly affect the purposes and functions assigned to the B.C.R.A., substantially altering the execution of national monetary and financial policy, The B.C.R.A. also cited that the imposition of this Turnover Tax is in clear contradiction to the provisions of the National Constitution and its Organic Charter. The B.C.R.A. has the authority to issue instruments to regulate monetary policy and achieve financial and exchange stability.

Through the enacted laws, provincial governments exceed their powers by imposing taxes on these monetary policy instruments, the regulation, implementation, and/or use of which falls within the jurisdiction of the B.C.R.A. This directly impacts the immunity principle of the national government's policy as these revenues cannot be subject to taxation at the local level due to their immunity or non-taxable status. Both municipalities and provinces lack tax authority over financial instruments issued by the National Government.

In line with the presentations made by the B.C.R.A., the Association of Argentine Banks (ABA), the Association of Banks of Argentina (ADEBA) and most financial institutions operating in these provinces brought actions for unconstitutionality on the rules, which are still pending resolution by the Supreme Court of the Nation (CSJN).

Regarding the dispute in the province of Mendoza, we note that, pursuant to the publication of General Resolution (ATM Mendoza) No. 70/2024 and the provisions of Article 17 thereof, we requested the settlement of the amounts previously determined, the reduction of the fine to the legal minimum, and we have proceeded with the payment of the claimed sums, which totaled $7,742,008. This settlement was formally accepted by the ATM through Administrative Resolutions No. 198 and 533 of 2024. On August 11, 2025, the Bank

received notification from the Supreme Court of Justice of the Nation (CSJN) regarding the termination of the proceedings due to the Bank's withdrawal of the case, which it had previously requested, thus closing the case.

On September 11, 2025, Law No. 6842/2025 (City of Buenos Aires) was published, establishing a tax regularization program with benefits including 100% forgiveness of fines and 70% forgiveness of interest. Within this framework, the Bank joined the program on December 31, 2025, paying the outstanding amounts on January 12, 2026.

Based on the foregoing, the Group considers the grounds supporting the non-taxability of these types of instruments to be sound and supported by its own expert opinions and those of third-party specialists. We estimate the probability of a ruling in our favor as the majority shareholders, and therefore, we have ceased paying the tax on the results generated by the PBA Repurchase Agreements since January 2024.

As of December 31, 2025, the Group has established a contingency provision amounting to $4,892,291.